COMMITMENTS AND CONTINGENCIES (Future Minimum Lease Payments) (Details) - USD ($) $ in Millions	12 Months Ended
	Jan. 30, 2016	Jan. 31, 2015	Feb. 01, 2014
Commitments and Contingencies Disclosure [Abstract]
Operating Leases, Future Minimum Payments Due, Future Minimum Sublease Rentals	$ 0.7
2016	1,235.4
2017	1,206.7
2018	999.5
2019	838.3
2020	644.6
Thereafter	2,424.9
Total minimum lease payments	7,349.4
Minimum and Contingent Rentals
Minimum rentals	993.6	$ 536.5	$ 496.4
Contingent rentals	$ 5.5	$ 1.8	$ 1.8